Export duties, net, and tariffs (Tables)	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of antidumping duty dispute rates
The respective Cash Deposit Rates, the AR POI Final Rate and the West Fraser Estimated ADD Rate for each period are as follows:

Effective dates for CVD	Cash Deposit Rate	AR POI Final Rate
AR1 POI[1,2]
April 28, 2017 - August 24, 2017	24.12%	6.76%
August 25, 2017 - December 27, 2017	—%	—%
December 28, 2017 - December 31, 2017	17.99%	6.76%
January 1, 2018 - December 31, 2018	17.99%	7.57%
AR2 POI[3]
January 1, 2019 - December 31, 2019	17.99%	5.08%
AR3 POI[4]
January 1, 2020 - November 30, 2020	17.99%	3.62%
December 1, 2020 - December 31, 2020	7.57%	3.62%
AR4 POI[5]
January 1, 2021 - December 1, 2021	7.57%	2.19%
December 2, 2021 - December 31, 2021	5.06%	2.19%
AR5 POI[6]
January 1, 2022 – January 9, 2022	5.06%	6.85%
January 10, 2022 – August 8, 2022	5.08%	6.85%
August 9, 2022 - December 31, 2022	3.62%	6.85%
AR6 POI[7]
January 1, 2023 - July 31, 2023	3.62%	16.82%
August 1, 2023 - December 31, 2023	2.19%	16.82%
AR7 POI[8]
January 1, 2024 - August 18, 2024	2.19%	n/a
August 19, 2024 - December 31, 2024	6.85%	n/a
AR8 POI[9]
January 1, 2025 - August 11, 2025	6.85%	n/a
August 12, 2025 - December 31, 2025	16.82%	n/a
1.On April 24, 2017, the USDOC issued its preliminary rate in the CVD investigation. The requirement that we make cash deposits for CVD was suspended on August 24, 2017, until the USDOC published the revised rate.
2.On November 24, 2020, the USDOC issued the final CVD rate for the AR1 POI.
3.On November 24, 2021, the USDOC issued the final CVD rate for the AR2 POI. On January 10, 2022, the USDOC amended the final CVD rate for the AR2 POI from 5.06% to 5.08% for ministerial errors. This table only reflects the final rate.
4.On August 4, 2022, the USDOC issued the final CVD rate for the AR3 POI.
5.On August 1, 2023, the USDOC issued the final CVD rate for the AR4 POI.
6.On August 19, 2024, the USDOC issued the final CVD rate for the AR5 POI.
7.On August 12, 2025, the USDOC issued the final CVD rate for the AR6 POI.
8.The CVD rate for the AR7 POI will be adjusted when AR7 is complete and the USDOC finalizes the rate, which is not expected until 2026.
9.The CVD rate for the AR8 POI will be adjusted when AR8 is complete and the USDOC finalizes the rate, which is not expected until 2027.

Effective dates for ADD	Cash Deposit Rate	AR POI Final Rate	West Fraser Estimated Rate
AR1 POI[1,2]
June 30, 2017 - December 3, 2017	6.76%	1.40%	1.46%
December 4, 2017 - December 31, 2017	5.57%	1.40%	1.46%
January 1, 2018 - December 31, 2018	5.57%	1.40%	1.46%
AR2 POI[3]
January 1, 2019 - December 31, 2019	5.57%	6.06%	4.65%
AR3 POI[4]
January 1, 2020 - November 29, 2020	5.57%	4.63%	3.40%
November 30, 2020 - December 31, 2020	1.40%	4.63%	3.40%
AR4 POI[5]
January 1, 2021 - December 1, 2021	1.40%	7.06%	6.80%
December 2, 2021 - December 31, 2021	6.06%	7.06%	6.80%
AR5 POI[6]
January 1, 2022 - August 8, 2022	6.06%	5.04%	4.52%
August 9, 2022 - December 31, 2022	4.63%	5.04%	4.52%
AR6 POI[7]
January 1, 2023 - July 31, 2023	4.63%	9.65%	8.84%
August 1, 2023 - December 31, 2023	7.06%	9.65%	8.84%
AR7 POI[8]
January 1, 2024 - August 18, 2024	7.06%	n/a	4.70%
August 19, 2024 - December 31, 2024	5.04%	n/a	4.70%
AR8 POI[9]
January 1, 2025 - July 28, 2025	5.04%	n/a	4.00%
July 29, 2025 - December 31, 2025	9.65%	n/a	4.00%
1.On June 26, 2017, the USDOC issued its preliminary rate in the ADD investigation effective June 30, 2017.
2.On November 24, 2020, the USDOC issued the final ADD rate for the AR1 POI.
3.On November 24, 2021, the USDOC issued the final ADD rate for the AR2 POI.
4.On August 4, 2022, the USDOC issued the final ADD rate for the AR3 POI
5.On July 31, 2023, the USDOC issued the final ADD rate for the AR4 POI. On September 7, 2023, the USDOC amended the final ADD rate for the AR4 POI for ministerial errors. This table only reflects the final rate.
6.On August 19, 2024, the USDOC issued the final ADD rate for the AR5 POI. An amended ADD rate was issued on September 24, 2024, and was retroactively applied to August 19, 2024. This table only reflects the final rate.
7.On July 29, 2025, the USDOC issued the final ADD rate for the AR6 POI.
8.The ADD rate for the AR7 POI will be adjusted when AR7 is complete and the USDOC finalizes the rate, which is not expected until 2026. In Q4-25, West Fraser updated the AR7 POI estimated rate from 2.58% to 4.70% to reflect a change in the USDOC’s methodology for ADD rate calculations that came into effect during the current year and will be applied to the AR7 final rate.
9.The ADD rate for the AR8 POI will be adjusted when AR8 is complete and the USDOC finalizes the rate, which is not expected until 2027.

Impact on balance sheet
Export duty deposits receivable is represented by:

Export duty deposits receivable	2025	2024
Beginning of year	$408	$377
Export duties receivable on adjustments to West Fraser rates[1]	32	6
Interest income recognized on duty deposits receivable	34	25
End of year	$474	$408
1.During the period, we recorded an adjustment to export duty deposits receivable and export duties payable to reflect our application of the technical interpretation of the relevant statutory provisions.
Export duties payable is represented by:

Export duties payable	2025	2024
Beginning of year	46	24
Export duties payable on adjustments to West Fraser rates[1]	92	15
Interest expense recognized on export duties payable	29	$6
End of year	$166	$46